Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible assets and goodwill [abstract]
Intangible Assets

Note 9 - Intangible Assets

A.	Composition

				Customer
		Computer	Right of use	relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2017	3,066	1,779	480	7,479	269	13,073
Acquisitions or additions from independent development	-	227	-	-	-	227
Disposals	-	-	-	-	(48)	(48)

Balance as at December 31, 2017	3,066	2,006	480	7,479	221	13,252

Balance as at January 1, 2018	3,066	2,006	480	7,479	221	13,252
Acquisitions or additions from independent development	-	220	-	-	-	220
Disposals	-	(12)	-	-	-	(12)

Balance as at December 31, 2018	3,066	2,214	480	7,479	221	13,460

Amortization and impairment losses
Balance as at January 1, 2017	-	1,238	242	4,826	233	6,539
Amortization for the year	-	218	29	530	9	786
Disposals	-	-	-	-	(42)	(42)
Impairment losses	129	-	-	-	-	129

Balance as at December 31, 2017	129	1,456	271	5,356	200	7,412

Balance as at January 1, 2018	129	1,456	271	5,356	200	7,412
Amortization for the year	-	226	20	290	6	542
Impairment losses	659	104	-	505	11	1,279

Balance as at December 31, 2018	788	1,786	291	6,151	217	9,233

Carrying amounts
As at January 1, 2017	3,066	541	238	2,653	36	6,534
As at December 31, 2017	2,937	550	209	2,123	21	5,840
As at December 31, 2018	2,278	428	189	1,328	4	4,227

B.	Total value of goodwill attributable to each cash-generating unit:

	December 31
	2017	2018
	NIS	NIS

Domestic fixed-line communications	1,548	1,548
Cellular communications	1,163	685
International communications and internet services	181	40
Multi-channel television	33	-
Walla communications	7	-
Others	5	5
Total	2,937	2,278

The valuation was prepared by an external appraiser. Based on the valuation described above, the Group was not required to record amortization for impairment of a domestic fixed-line communications cash-generating unit.

C.	Goodwill impairment testing

For the purpose of impairment testing, goodwill is allocated to the Group’s cash generating units (“CGU”) which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. Several goodwill balances result from the requirement to recognize a deferred tax liability on business combination, calculated as the tax effect on the difference between the fair value of the acquired assets and liabilities, and their tax bases. For the purpose of testing this goodwill for impairment, any of the related deferred tax liabilities recognized on acquisition that remain at the balance sheet date are treated as part of the carrying amount of the relevant CGU. The annual impairment test date is December 31.

The recoverable amount of each CGU was calculated as the highest between its value in use and its fair value which was based on the Discounted Cash Flow method under the Income Approach.

Domestic fixed-line communications (Bezeq Fixed Line)

The fair value (level 3) of the domestic fixed line cash-generating unit of the Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the salvage value.

The cash flow forecast is based, among other things, on Bezeq’s performance in recent years and assessments regarding the expected trends in the fixed-line market in the coming years (the level of competition, retail and wholesale price levels, regulation aspects, and technological developments).

Main assumptions underlying the forecast: (1) the continued decrease in revenue from telephony (the decrease in the number of lines and erosion of average revenue per line); (2) the relative stability in medium-term revenue from internet, and the return to a direction of long-term growth (in line with market growth and based on high rates); and (3) increase in revenue from data communication and transmission, cloud and digital. Operating expenses, sales, marketing, and investments were adjusted to the scope of activity in the segment and in general, this includes discount forecasts regarding gradual retrenchment in the Company’s human resources and severance expenses and the resulting salary expenses.

The nominal capital price taken into account for the valuation is 7.75% (after tax). In addition, a permanent growth rate of 1% was assumed.

The valuation was prepared by an external appraiser. Based on the valuation described above, the Group was not required to record amortization for impairment of a domestic fixed-line communications cash-generating unit.

Cellular communications (Pelephone)

During the second quarter of 2018 the Company assessed the recoverable amount of the cellular communications CGU due to impairment signs. According to the valuation assessed during the second quarter the Company recognized an impairment loss of NIS 333 attributable to shareholders. The impairment loss was fully attributed to goodwill and was included under impairment losses in the statement of income.

As of December 31, 2018, the fair value (level 3) of the cellular communications cash-generating unit of the Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the salvage value. The cash flow forecast is based, among other things, on Pelephone’s performance in recent years and assessments regarding the expected trends in the cellular market in the coming years (the level of competition, price level, regulation, and technological developments). The main assumption underlying the forecast is that competition in the market will continue with high intensity in the short term and that stability and an certain increase will occur in the medium to long term. The revenue forecast is based on assumptions regarding the number of Pelephone subscribers, average revenue per user, and sales of terminal equipment. The forecast of expenses and investments is based, among other things, on assumptions regarding the number of Pelephone employees and the resulting salary expenses, while the other operating expenses and investments were adjusted to the projected volume of operations of Pelephone.

The nominal capital price taken into account for the valuation is 9.25% (after tax). In addition, a permanent growth rate of 3% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation, the carrying amount of the cellular telephone CGU is NIS 476 higher than its recoverable amount of NIS 5,342 (which includes rights of use asset as a result of implementing IFRS 16). Consequently, an impairment loss of NIS 145 attributable to shareholders was recognized. Due to the impairment of the CGU, the recoverable amount is the same as the carrying amount. The impairment loss was fully attributed to goodwill and was included under impairment losses in the statement of income.

The circumstances that led to the recognition of an impairment loss are the lower revenues resulted from a lower ARPU forecast as a result of the price competition in the cellular market. The forecast also assumes a lower decrease in the expenses of the cellular telephone CGU, as a result of efficiency measures taken by management, however, it does not fully compensate for the expected decrease in the CGU’s revenues.

Multi-channel television (DBS)

The value in use of the multi-channel television cash-generating unit of the Bezeq Group was calculated by discounting future cash flows (DCF) based on the eight-year cash flow forecast of DBS as at the end of the current period with the addition of the value arising from the representative year. The forecast period was chosen so that the representative year is the year following the estimated date for completion of the planned migration for internet-based broadcasting instead of satellite, as set out below. The nominal capital price taken into account for the valuation is 8.5% (after tax). In addition, a permanent growth rate of 0% was assumed.

The cash flow forecast was based, among other things, on the performance of DBS in recent years and assessments of the expected trends in the television market for the years ahead, including technology development, consumer preferences, competitors and the level of competition, price levels and regulatory obligations.

The main assumption underlying the forecast is that the relevant future technology will be interactive and two-way, and that a satellite product cannot compete with the IP product (television broadcasts over the internet) over time, due to the growing gap in customer experience. As a result, the multi-year forecast reflects a plan for gradual migration (from satellite broadcasts to OTT internet streaming), and accordingly, assumptions include a gradual replacement of satellite converters with IP converters, upgrade of the broadcasting infrastructure, construction of a support system for customer service, and adaptation of content contracts for OTT broadcasts. As set out above, the forecast period reflects the period of migration from satellite broadcasts to OTT broadcasts, until complete discontinuation of satellite broadcasts. These circumstances, together with expectations for the continuation of intense competition throughout the forecast period and the relatively rigid expenditure structure, resulted in a forecast of significant operational losses and a significant negative cash flow in the coming years, and a low negative cash flow, close to a balance, is expected at the end of the forecast period in the technology and business model of DBS. It should be noted that the plan will be implemented together with an ongoing assessment of market conditions, competition, and the technological environment, and the adjustments that will be required as a result.

The valuation was prepared by an external appraiser. Based on the valuation as described above, the total value of the operations of DBS is negative, amounting to NIS 871. In view of the negative value of the operations, the value of the non-current assets of DBS was determined as the higher of their fair value and zero.

Based on the assessment of the fair value of the non-current assets of DBS, the carrying amount of the depreciable assets (including customer relations and branding attributable to DBS in the business combination) is NIS 1,638 higher than their fair value less disposal costs. Accordingly, the Group recognized an impairment loss of NIS 1,638 in the multi-channel television cash-generating unit (after writing off the tax reserve for customer relations and branding in the amount of NIS 1,524). The impairment loss was attributed to fixed assets, broadcast rights, intangible assets, and subscriber acquisition assets, as set out below, and was included in the impairment loss item in the statement of income.

Attribution of impairment loss to Group assets:

NIS
Broadcasting rights, net of rights exercised	403
Fixed assets	559
Intangible assets	106
Subscriber acquisition (assessed under IFRS 15)	29
Rights of use for leased assets	3
Total impairment recognized in the statements of DBS	1,100
Customer relations and branding	505
Goodwill	33
Total impairment loss of assets	1,638
Write-off of deferred tax attributed to customer relations and branding	(114)
Total impairment loss of multi-channel television cash-generating unit after tax	1,524

Below is information about the Group’s method for measuring the fair value of the assets of DBS, which were impaired as set out above:

Broadcasting rights: Measurement of the fair value of broadcasting rights took into account legal restrictions on their sale and based on the production stage, the probability of sale, and the expected rate of return on the investment in them.

Property, plants and equipment: The fair value of fixed asset items that are available for sale to a market participant (mainly converters) is based on their estimated selling value on the valuation date less selling costs.

Intangible assets: Material fair value was not attributed to the intangible assets of DBS, since most of the software and licenses of DBS were uniquely adapted to DBS, and therefore they have no material value in a transaction between a willing buyer and a willing seller.

Rights of use for leased assets: The fair value of right-of-use assets is affected by the ability to lease the asset underlying the lease to a third party, the lease fees of the property on the market, and the exit penalties in the lease contract.

International communications and Internet services (Bezeq International) -

The fair value (level 3) of the international communications, internet and NEP services cash-generating unit for Bezeq Group was calculated by discounting future cash flows (DCF) based on a five-year cash flow forecast as at the end of the current period with the addition of the salvage value.

The cash flow forecast is based, among other things, on Bezeq International’s performance in recent years and assessments regarding the expected trends in the markets in which it operates in the coming years (the level of competition, price level, regulation, and technological developments).

The revenue forecast is based on assumptions regarding the number of Bezeq International internet subscribers and the average revenue per subscriber, Bezeq International’s operations in the international communications market, and its development in communications solutions for businesses. Operating expenses and level of investments were adjusted to the forecasted scope of Bezeq International’s operations.

The nominal capital price taken into account for the valuation is 10.25% (after tax). In addition, a permanent growth rate of 3% was assumed.

The valuation was prepared by an external appraiser. Based on the above valuation, the carrying amount of the cellular telephone CGU is NIS 461 higher than its recoverable amount of NIS 1,200 (which includes rights of use asset as a result of implementing IFRS 16). Consequently, an impairment loss of NIS 140 attributable to shareholders was recognized. Due to the impairment of the CGU, the recoverable amount is the same as the carrying amount. The impairment loss was fully attributed to goodwill and was included under impairment losses in the statement of income.

The circumstances that led to the recognition of an impairment loss are the lower revenues resulted from the fierce competition in the ISP market along with the wholesale market and lower revenues from the International Long Distance market. The forecast also assumes a lower decrease in the expenses of the CGU, as a result of efficiency measures taken by management, however, it does not fully compensate for the expected decrease in the CGU’s revenues.

Walla Communications (Walla) -

Due to the increasing competition in online advertising, Walla adjusted its forecasts for the coming years. As a result, Walla estimated the recoverable amount of Walla as a cash-generating unit as at December 31, 2018.

The value in use of Walla was calculated by discounting future cash flows (DCF) based on a five year cash flow forecast as at the end of the current period. The cash flow forecast is based, among other things, on Walla’s performance in recent years and assessments regarding the expected trends in the online advertising market (the number of players, level of competition, and price level). The main assumption underlying the forecast is that competition in the market will continue with high intensity and will affect mainly the revenues forecast, and the operating, selling, marketing, and investment expenses were adjusted to the volume of activity of the Company.

Since the expected cash flow for 2019-2023 is negative, the value in use is close to zero.

Consequently, an impairment loss of NIS 37 was recognized. The impairment loss was attributed to goodwill, fixed assets, intangible assets, and broadcasting rights and is included in under impairment losses in the statement of income.